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                                December 4, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         RE: Advent/Claymore Enhanced Growth & Income Fund and Advent/Claymore Global Convertible Securities & Income Fund Definitive Joint Proxy Statement

Ladies and Gentlemen:

                  Advent/Claymore Enhanced Growth & Income Fund ("LCM") and Advent/Claymore Global Convertible Securities & Income Fund ("AGC", and together with LCM, the "Funds") hereby file via EDGAR a Definitive Joint Proxy Statement on Schedule 14A (the "Definitive Proxy Statement") in connection with a joint special meeting of shareholders of the Funds. The Definitive Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated thereunder (the "General Rules and Regulations").

                  We have received from the Staff of the Commission (the "Staff") telephonic comments regarding the Preliminary Proxy Statement of the Funds (the "Preliminary Proxy Statement"), filed with the Securities and Exchange Commission on October 26, 2009 pursuant to the Exchange Act and the General Rules and Regulations. On behalf of the Funds, we have summarized certain comments to the best of our understanding, below which we have provided responses to those comments. Where changes are necessary in response to the Staff's comments, they are reflected in the Definitive Proxy Statement filed herewith.

Securities and Exchange Commission
December 4, 2009
Page 2


         1. DOES GUGGENHEIM PARTNERS, LLC ("GUGGENHEIM") HAVE ANY CONTROLLING SHAREHOLDERS?


         Guggenheim is a wholly-owned subsidiary of Guggenheim Capital, LLC. Sage Assets, Inc., a wholly-owned subsidiary of Sammons Enterprises, Inc., is a control person of Guggenheim as a result of its equity ownership in excess of 25% (but less than 50%) of Guggenheim Capital, LLC.


         The Funds have added disclosure regarding the controlling shareholders of Guggenheim in the Definitive Proxy Statement.

         2. IS GUGGENHEIM ENGAGED IN ANY BUSINESS IN THE ASSET MANAGEMENT
SECTOR?

         Yes, Guggenheim is currently engaged in the asset management business, and is in the process of expanding such business to include registered funds. Guggenheim Partners Asset Management, Inc., a subsidiary of Guggenheim, is a registered investment adviser.

         3. WHAT ARE THE ASSETS UNDER MANAGEMENT OF LCM AND AGC?

         As of November 6, 2009, LCM's assets under management are $161,311,877 and AGC's assets under management are $441,512,088.

         4. THE PRELIMINARY PROXY STATEMENT STATES THAT AFFILIATES OF GUGGENHEIM PROVIDED SUBORDINATED LOANS TO CLAYMORE GROUP INC. AS INTERIM FINANCING FOR WORKING CAPITAL AND FOR INVENTORY PURCHASES IN CONNECTION WITH CLAYMORE GROUP INC.'S INVESTMENT SUPERVISORY BUSINESS. WHAT TYPE OF INVENTORY WAS PURCHASED?

         Units of unit investment trusts were purchased.

         The adequacy and accuracy of disclosure in the filing is the responsibility of the Funds. The Funds acknowledge that comments of the Staff acting pursuant to delegated authority in reviewing the filing or changes to disclosure in response to such comments do not foreclose the Commission from taking any action with respect to the filing. The Funds acknowledge that comments of the Staff acting pursuant to delegated authority in reviewing the filing or changes to disclosure in response to such comments may not be asserted as a defense in any proceeding which may be brought by the Commission or any person under the United States federal securities laws with respect to this matter. The Funds acknowledge that

Securities and Exchange Commission
December 4, 2009
Page 3

comments of the Staff acting pursuant to delegated authority in reviewing the filing or changes to disclosure in response to such comments does not relieve the Funds from their full responsibility for the adequacy and accuracy of the disclosures in the filing.

         Should the Staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 735-2499 or Philip Harris at (212) 735-3805.


                                                     Very truly yours,

                                                     /s/ Michael D. Saarinen
                                                     -----------------------

                                                     Michael D. Saarinen